Note 5 - Long-term Bank Loans (Details Textual) - USD ($)		3 Months Ended
	May 07, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Restricted Cash, Total		$ 2,241,432		$ 2,245,010
Interest Expense, Total		$ 694,307	$ 1,251,412
Minimum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts		110.00%
Maximum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts		140.00%
Subsequent Event [Member]
Repayments of Debt	$ 900,000